Long Term Debt - Revolving Credit Facility - Additional Information (Detail) - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 19, 2014
Debt Instrument [Line Items]
Senior secured revolving credit facility		$ 40,000,000
Credit facility margin	3.25%
Line of credit facility, unused capacity, commitment fee percentage	1.30%
Maturity date of credit facility	Oct. 01, 2018
Issuance date of debt instrument	Mar. 19, 2014
Cash Balance Of Financial Covenant Testing Period Description	Cash Balance financial covenant which is tested each six months, commencing June 30, 2014
Minimum cash balance up to current period	$ 15,000,000
Minimum cash balance after current period	$ 20,000,000